Cover	Mar. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2025
Entity File Number	001-35672
Entity Registrant Name	Berry Global Group, Inc.
Entity Central Index Key	0001378992
Entity Tax Identification Number	20-5234618
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Oakley Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47710
City Area Code	812
Local Phone Number	424-2904
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	BERY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false